Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000171784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Without Sales Load [Member] | C000171784
Average Annual Return [Line Items]
Average Annual Return, Percent	24.24%	13.83%	13.91%
Without Sales Load [Member] | C000171785
Average Annual Return [Line Items]
Average Annual Return, Percent	24.61%	14.18%		12.77%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	14.58%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%